Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2021
Registrant Name	dei_EntityRegistrantName	TOUCHSTONE VARIABLE SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0000920547
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 29, 2022
Document Effective Date	dei_DocumentEffectiveDate	Jan. 01, 2023
Prospectus Date	rr_ProspectusDate	Apr. 29, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A